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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment           [ ]  Amendment Number :     ___________
This Amendment (Check only one.): [ ]  is a restatement
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Hayman Capital Management, L.P.
Address:      2101 Cedar Springs Road, Suite 1400
              Dallas, Texas 75201

Form 13F File Number: 28-13803

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Joel H. Sauer
Title:        Chief Compliance Officer

Phone:        (214) 347-8050

Signature, Place, and Date of Signing:

    Joel H Sauer                  Dallas, TX                   May 12, 2011
------------------------     -----------------------         ---------------
    (Signature)                  (City, State)                    (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                        FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           20
Form 13F Information Table Value Total:         587,773 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F INFORMATION TABLE

      COLUMN 1          COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5           COLUMN 6  COLUMN 7         COLUMN 8
-------------------- --------------- ----------- -------- ------------------------- ---------- -------- ---------------------
                                                                                                            VOTING AUTHORITY
                                                                                                        ---------------------
  NAME OF ISSUER        TITLE OF        CUSIP     VALUE    SHRS OR  SH/PRN PUT/CALL INVESTMENT   OTHER      SOLE  SHARED NONE
-------------------- --------------- ----------- -------- --------- ------ -------- ---------- -------- --------- ------ ----
                          CLASS                  (X1000)   PRN AMT                  DISCRETION MANAGERS
                     ---------------             -------- ---------                 ---------- --------
Apache Corp          COM             037411 10 5   12,372    94,500   SH               Sole                94,500
Barnes & Noble       COM             067774 10 9    5,514   600,000   SH               Sole               600,000
Bridgepoint Ed Inc   COM             10807M 10 5    7,131   417,000   SH               Sole               417,000
Chemtura Corp        COM NEW         163893 20 9   11,180   650,000   SH               Sole               650,000
CVR Energy Inc       COM             12662P 10 8    8,106   350,000   SH               Sole               350,000
Diana Containerships
Inc                  COM             Y2069P 10 1      779    64,200   SH               Sole                64,200
Diana Shipping Inc   COM             Y2066G 10 4    4,736   400,000   SH               Sole               400,000
Drugstore.com Inc    COM             262241 10 2    7,290 1,893,481   SH               Sole             1,893,481
Earthlink Inc        COM             270321 10 2    9,788 1,250,000   SH               Sole             1,250,000
Grubb & Ellis Co     COM PAR $0.01   400095 20 4    1,600 2,000,000   SH               Sole             2,000,000
Immersion Corp       COM             452521 10 7   10,436 1,366,000   SH               Sole             1,366,000
Royal Bk Scotland
Group PLC            SP ADR PREF M   780097 79 6   13,252   770,000   SH               Sole               770,000
Royal Bk Scotland
Group PLC            ADR FREF SER N  780097 77 0    1,837   108,000   SH               Sole               108,000
Royal Bk Scotland
Group PLC            ADR PREF SHS Q  780097 75 4    7,894   440,000   SH               Sole               440,000
Royal Bk Scotland
Group PLC            ADR PREF SHS R  780097 74 7    3,894   236,000   SH               Sole               236,000
Royal Bk Scotland
Group PLC            SP ADR PREF S   780097 73 9    4,378   250,000   SH               Sole               250,000
Royal Bk Scotland
Group PLC            SP ADR PREF T   780097 71 3    7,868   400,000   SH               Sole               400,000
Six Flags Entmt
Corp New             COM             83001A 10 2   21,557   299,401   SH               Sole               299,401
Vera Bradley Inc     COM             92335C 10 6   10,477   248,200   SH               Sole               248,200
iShares TR
Russell 2000         TR UNIT         464287 65 5  437,684 5,200,000   SH     PUT       Sole             5,200,000